PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 69,141,000	$ 58,599,000
Additions/ Transfers	5,245,000	12,346,000
Writedowns Effect of movements in		(1,792,000)
Effect Of Movements In Exchange Rates	4,000	(12,000)
Ending Balance	74,390,000	69,141,000
Accumulated Depletion And Depreciation, Beginning Balance	25,085,000	22,924,000
Accumulated Depletion And Depreciation, Additions / Transfers	697,000	3,623,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	(1,462,000)
Accumulated Depletion And Depreciation, Ending Balance	25,782,000	25,085,000
Net book value, Beginning balance	44,056,000	35,675,000
Net book value, Ending	48,608,000	44,056,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	763,000	595,000
Additions/ Transfers	46,000	185,000
Effect Of Movements In Exchange Rates	0	(17,000)
Ending Balance	809,000	763,000
Accumulated Depletion And Depreciation, Beginning Balance	441,000	294,000
Accumulated Depletion And Depreciation, Additions / Transfers	29,000	147,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	470,000	441,000
Net book value, Beginning balance	322,000	301,000
Net book value, Ending	339,000	322,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	14,930,000	14,240,000
Additions/ Transfers	1,998,000	2,383,000
Writedowns Effect of movements in		(1,692,000)
Effect Of Movements In Exchange Rates	0	(1,000)
Ending Balance	16,928,000	14,930,000
Accumulated Depletion And Depreciation, Beginning Balance	5,178,000	4,944,000
Accumulated Depletion And Depreciation, Additions / Transfers	24,000	1,616,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	(1,382,000)
Accumulated Depletion And Depreciation, Ending Balance	5,202,000	5,178,000
Net book value, Beginning balance	9,752,000	9,296,000
Net book value, Ending	11,726,000	9,752,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	23,294,000	18,613,000
Additions/ Transfers	2,429,000	4,781,000
Writedowns Effect of movements in		(100,000)
Effect Of Movements In Exchange Rates	0	0
Ending Balance	25,723,000	23,294,000
Accumulated Depletion And Depreciation, Beginning Balance	6,733,000	6,667,000
Accumulated Depletion And Depreciation, Additions / Transfers	475,000	146,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	(80,000)
Accumulated Depletion And Depreciation, Ending Balance	7,208,000	6,733,000
Net book value, Beginning balance	16,561,000	11,946,000
Net book value, Ending	18,515,000	16,561,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	14,687,000	13,038,000
Additions/ Transfers	698,000	1,649,000
Writedowns Effect of movements in	0	0
Effect Of Movements In Exchange Rates	0	0
Ending Balance	15,385,000	14,687,000
Accumulated Depletion And Depreciation, Beginning Balance	9,106,000	8,856,000
Accumulated Depletion And Depreciation, Additions / Transfers	85,000	250,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	9,191,000	9,106,000
Net book value, Beginning balance	5,581,000	4,182,000
Net book value, Ending	6,194,000	5,581,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	774,000	335,000
Additions/ Transfers	12,000	441,000
Effect Of Movements In Exchange Rates	0	(2,000)
Ending Balance	786,000	774,000
Accumulated Depletion And Depreciation, Beginning Balance	598,000	267,000
Accumulated Depletion And Depreciation, Additions / Transfers	14,000	331,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	612,000	598,000
Net book value, Beginning balance	176,000	68,000
Net book value, Ending	174,000	176,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	14,693,000	11,778,000
Additions/ Transfers	62,000	2,907,000
Writedowns Effect of movements in	0	0
Effect Of Movements In Exchange Rates	0	8,000
Ending Balance	14,759,000	14,693,000
Accumulated Depletion And Depreciation, Beginning Balance	3,029,000	1,896,000
Accumulated Depletion And Depreciation, Additions / Transfers	70,000	1,133,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	3,099,000	3,029,000
Net book value, Beginning balance	11,664,000	9,882,000
Net book value, Ending	$ 11,660,000	$ 11,664,000